Loans from Banking Corporations	12 Months Ended
Dec. 31, 2024
Loans from Banking Corporations [Abstract]
Loans from Banking Corporations	Note 10 - Loans from Banking Corporations
	As at December 31,
	2024	2023
	New Israeli Shekels
Loan from Mizrahi Bank A/c 73959	-	13,892
Less - current maturities	-	(13,892)
	-	-